ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Digital Locations, Inc. (the “Company”) was incorporated in the State of Nevada on August 25, 2006 as Zingerang, Inc. On April 2, 2007, the Company changed its name to Carbon Sciences, Inc. and on November 14, 2017, the Company changed its name to Digital Locations, Inc.

On January 7, 2021, the Company, SmallCellSite.com LLC, a Virginia limited liability company (“SCS LLC”) and SmallCellSite, Inc., a newly formed Nevada corporation and wholly owned subsidiary of the Company (“SCS”) entered into an asset purchase agreement (“APA”) to acquire SCS LLC’s wireless communications marketing and database services business. SCS LLC is a source of more than 80,000 cell sites offered by property owners for use by wireless network operators.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023. For further information refer to the financial statements and notes thereto included in the Company’s Form 10-K for the year ended December 31, 2022.

Going Concern

The accompanying financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplate the realization of assets and liquidation of liabilities in the normal course of business. As of September 30, 2023, our current liabilities exceeded our current assets by $1,018,730 and we had an accumulated deficit of $52,595,563. The Company currently does not have the cash resources to meet its operating commitments for the next twelve months and expects to have ongoing requirements for capital investment or debt to implement its business plan. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern for a reasonable period of time.

The ability of the Company to continue as a going concern is dependent upon, among other things, raising additional capital. The Company has obtained operating funds primarily from the issuance of convertible debt. Management believes this funding will continue and will provide the additional cash needed to meet the Company’s obligations as they become due. There can be no assurance, however, that the Company will be successful in accomplishing its objectives. Without such additional capital we may be required to cease operations. The accompanying financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Digital Locations, Inc. (the “Company”) was incorporated in the State of Nevada on August 25, 2006 as Zingerang, Inc. On April 2, 2007, the Company changed its name to Carbon Sciences, Inc. and on September 14, 2017, the Company changed its name to Digital Locations, Inc.

As further discussed in Note 3, on January 7, 2021, the Company, SmallCellSite.com LLC, a Virginia limited liability company (“SCS LLC”) and SmallCellSite, Inc., a newly formed Nevada corporation and wholly owned subsidiary of the Company (“SCS”) entered into an asset purchase agreement (“APA”) to acquire SCS LLC’s wireless communications marketing and database services business. SCS LLC is a source of more than 80,000 cell sites offered by property owners for use by wireless network operators.

Going Concern

The accompanying financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplate the realization of assets and liquidation of liabilities in the normal course of business. As of December 31, 2022, our current liabilities exceeded our current and total assets by $1,497,443 and we had an accumulated deficit of $50,164,550. The Company currently does not have the cash resources to meet its operating commitments for the next twelve months and expects to have ongoing requirements for capital investment or debt to implement its business plan. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern for a reasonable period of time.

The ability of the Company to continue as a going concern is dependent upon, among other things, raising additional capital. The Company has obtained operating funds primarily from the issuance of convertible debt. Management believes this funding will continue and will provide the additional cash needed to meet the Company’s obligations as they become due. There can be no assurance, however, that the Company will be successful in accomplishing its objectives. Without such additional capital we may be required to cease operations. The accompanying financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.